Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Balance Outstanding of Related Parties	Balance outstanding of related parties:
Name of Party	Receivable / Payable	June 30, 2025	December 31, 2024
Mike Rugen	Payable (reimbursable business expenses)	$—	$1,354
Total	Payable	$—	$1,354

Balance outstanding of related parties:

Name of Party	Receivable / Payable	December 31, 2024	December 31, 2023
Will Gray	Payable (note)	$—	$170,000
Will Gray	Payable (expenses)	—	6,464
Mike Rugen	Payable (consulting fees and expenses)	1,354	21,115
Joel Solis	Payable (note)	—	175,000
Liberty Pump & Supply, Co.	Payable (field operations, insurance)	—	393,072
Tall City Well Service	Payable (field operations)	—	120,462
Total	Payable	$1,354	$886,113